RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
7.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company's Board of Directors and corporate officers. The remuneration of directors and key management personnel is as follows:

	2020 $	2019 $	2018 $
Consulting fees	372,066	322,656	98,225
Management fees	305,158	163,800	72,000
Share-based compensation	295,786	-	276,211
	973,010	486,456	446,436

Included in accounts payable as at December 31, 2020 is $85,669 (December 31, 2019 - $64,047) owing to directors and officers. These amounts are non-interest bearing, unsecured and due on demand.